SHARE-BASED COMPENSATION (Schedule of Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	3,597,811	2,334,432	2,313,249	1,934,735
Weighted Average Remaining contractual life	5 years 2 months 12 days
Weighted average exercise price | $ / shares	$ 6.55	$ 9.18	$ 9.31	$ 10.02
1.75 - 5.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,988,129
Weighted Average Remaining contractual life	6 years 8 months 2 days
Weighted average exercise price | $ / shares	$ 2.93
6.72 - 9.82 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	790,782
Weighted Average Remaining contractual life	3 years 10 months 10 days
Weighted average exercise price | $ / shares	$ 9.05
12.89 - 13.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	818,900
Weighted Average Remaining contractual life	2 years 11 months 1 day
Weighted average exercise price | $ / shares	$ 12.94